UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-02945

                          Centennial Money Market Trust
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1.  REPORTS TO STOCKHOLDERS.

December 31, 2007

--------------------------------------------------------------------------------

      Centennial                                                 Semiannual
      Money Market                                               Report and
      Trust                                                      Management
                                                                Commentaries

--------------------------------------------------------------------------------

TRUST EXPENSES
--------------------------------------------------------------------------------

TRUST EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees; and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2007.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                        5 | CENTENNIAL MONEY MARKET TRUST

TRUST EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            BEGINNING     ENDING             EXPENSES
                            ACCOUNT       ACCOUNT            PAID DURING
                            VALUE         VALUE              6 MONTHS ENDED
ACTUAL                      JULY 1, 2007  DECEMBER 31, 2007  DECEMBER 31, 2007
-------------------------------------------------------------------------------
                            $1,000.00     $1,023.90          $3.47
HYPOTHETICAL
(5% return before expenses)
-------------------------------------------------------------------------------
                             1,000.00      1,021.78           3.47

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2007 is as follows:

EXPENSE RATIO
-------------
   0.68%

The expense ratio reflects reduction to custodian expenses. The "Financial Highlights" table in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                        6 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  December 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--32.2%
--------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--3.8%
Bank of the West,
5.29%, 1/7/08                                    $ 35,000,000   $    35,000,000
--------------------------------------------------------------------------------
Branch Banking &
Trust Co.,
4.69%, 1/4/08                                      35,000,000        35,000,000
--------------------------------------------------------------------------------
Citibank NA:
4.83%, 1/24/08                                    248,500,000       248,500,000
4.94%, 1/18/08                                    258,000,000       258,000,000
5.15%, 2/29/08                                     29,200,000        29,200,000
--------------------------------------------------------------------------------
HSBC Bank USA,
NA, 4.85%,
2/13/08                                           218,000,000       218,000,000
                                                                ----------------
                                                                    823,700,000
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--28.4%
ABN AMRO Bank
NV, Chicago,
5.395%, 3/14/08                                   300,000,000       300,000,000
--------------------------------------------------------------------------------
Bank of Nova
Scotia, Portland, OR:
4.80%, 1/30/08                                     70,000,000        70,000,000
4.88%, 3/5/08                                     215,000,000       215,000,000
--------------------------------------------------------------------------------
Bank of Scotland
plc, New York,
5.15%, 1/2/08                                      25,000,000        25,000,000
--------------------------------------------------------------------------------
Barclays Bank plc,
New York:
4.87%, 4/24/08                                    244,000,000       244,000,000
5.07%, 4/18/08                                    127,000,000       127,000,000
5.16%, 4/2/08                                      89,900,000        89,900,000
5.25%, 1/7/08                                       7,400,000         7,400,000
--------------------------------------------------------------------------------
BNP Paribas,
New York:
5%, 3/13/08                                       130,000,000       130,000,000
5%, 3/19/08                                       130,000,000       130,000,000
5.10%, 3/6/08                                     189,000,000       189,000,000
5.12%, 3/3/08                                     300,000,000       300,000,000
--------------------------------------------------------------------------------
Canadian
Imperial Bank of
Commerce NY:
4.80%, 1/30/08                                     23,000,000        23,000,000
5.11%, 1/17/08                                    150,000,000       150,000,000

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT Continued
Deutsche Bank,
New York, 4.92%,
1/2/08                                           $ 40,000,000   $    40,000,000
--------------------------------------------------------------------------------
Fortis Bank SA/NV,
New York:
5.13%, 1/10/08                                    398,700,000       398,700,000
5.16%, 1/3/08                                     233,000,000       233,000,109
--------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland,
Stamford CT:
5.05%, 1/23/08                                     50,000,000        50,007,430
5.15%, 2/29/08                                     40,000,000        40,000,000
5.17%, 1/16/08                                    180,000,000       180,000,000
--------------------------------------------------------------------------------
Lloyds TSB Bank
plc, New York:
4.79%, 2/14/08                                    249,000,000       249,000,000
4.80%, 2/1/08                                      75,000,000        75,000,000
5.45%, 3/10/08                                    262,000,000       262,000,000
--------------------------------------------------------------------------------
Nordea Bank
Finland plc, New
York, 5.14%, 1/11/08                               70,000,000        70,000,000
--------------------------------------------------------------------------------
Rabobank
Nederland NV,
New York:
4.85%, 1/22/08                                     29,300,000        29,300,000
5%, 2/27/08                                       191,000,000       191,045,536
--------------------------------------------------------------------------------
Royal Bank of
Canada, New York,
4.81%, 2/8/08                                     250,000,000       250,000,000
--------------------------------------------------------------------------------
Royal Bank of
Scotland, New York:
5.13%, 1/31/08                                    135,200,000       135,200,000
5.20%, 1/9/08                                      25,000,000        25,000,000
5.44%, 3/13/08                                    180,000,000       180,000,000
--------------------------------------------------------------------------------
Skandinaviska
Enskilda Banken,
New York:
4.68%, 3/28/08                                    150,000,000       150,000,000
5.155%, 2/29/08                                   203,000,000       203,001,643
5.20%, 1/10/08                                     70,500,000        70,500,000
--------------------------------------------------------------------------------
Svenska
Handelsbanken
NY, 5.16%, 1/4/08                                 240,000,000       240,000,000
--------------------------------------------------------------------------------
Toronto Dominion
Bank, New York:
4.60%, 4/3/08                                     284,500,000       284,500,000
4.87%, 2/27/08                                     35,000,000        35,000,000


                        7 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT Continued
UBS AG Stamford CT:
5%, 3/6/08                                       $ 32,500,000   $    32,500,000
5.02%, 3/17/08                                    180,000,000       180,000,000
5.455%, 3/7/08                                     45,000,000        45,000,000
5.48%, 3/7/08                                     304,000,000       304,000,000
5.55%, 2/1/08                                     214,700,000       214,700,000
                                                                ----------------
                                                                  6,167,754,718
                                                                ----------------

Total Certificates of
Deposit (Cost
$6,991,454,718)                                                   6,991,454,718

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--18.3%
--------------------------------------------------------------------------------
Abbey National
North America LLC:
4.57%, 1/4/08                                      51,100,000        51,080,539
4.59%, 1/2/08                                      75,000,000        74,990,438
4.88%, 1/31/08                                     35,000,000        34,857,667
--------------------------------------------------------------------------------
Anglo Irish Bank
Corp. plc:
5.34%, 1/9/08 1                                    81,895,000        81,797,818
5.34%, 2/1/08 1                                    53,995,000        53,746,713
5.35%, 1/24/08 1                                   28,836,000        28,737,584
--------------------------------------------------------------------------------
Bank of America NA:
4.82%, 2/22/08                                    100,000,000       100,000,000
5.275%, 2/15/08                                    64,500,000        64,500,000
--------------------------------------------------------------------------------
Bank of Nova
Scotia, 5.17%, 1/11/08                             50,000,000        49,928,194
--------------------------------------------------------------------------------
Barclays US
Funding LLC:
4.755%, 3/25/08                                    50,000,000        49,445,250
4.77%, 2/26/08                                     41,000,000        40,695,780
5.31%, 3/10/08                                     49,000,000        48,501,303
--------------------------------------------------------------------------------
Danske Corp.:
4.82%, 2/4/08 1                                   200,000,000       199,089,556
5.38%, 3/6/08 1                                   181,000,000       179,241,786
--------------------------------------------------------------------------------
Dexia Delaware LLC:
4.78%, 1/9/08                                      50,000,000        49,946,889
5%, 2/22/08                                       100,000,000        99,277,778
5.065%, 1/14/08                                   153,000,000       152,720,159
--------------------------------------------------------------------------------
DnB NOR Bank ASA:
4.775%, 3/12/08                                    20,000,000        19,811,653
4.83%, 2/29/08                                     20,000,000        19,841,683
4.83%, 3/25/08 1                                   60,000,000        59,323,800
4.90%, 1/22/08                                     38,395,000        38,285,254
5.11%, 1/9/08 1                                     4,000,000         3,995,458

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
DnB NOR Bank ASA: Continued
5.11%, 1/11/08                                   $ 85,000,000   $    84,879,347
5.20%, 1/4/08                                     175,000,000       174,925,188
--------------------------------------------------------------------------------
Governor & Co.
of the Bank of
Ireland:
4.73%, 2/4/08 1                                    25,000,000        24,888,319
4.94%, 2/19/08 1                                  113,000,000       112,240,201
--------------------------------------------------------------------------------
HSBC USA, Inc.:
4.74%, 2/29/08                                     76,000,000        75,331,759
5.30%, 1/31/08                                    170,000,000       169,249,167
5.30%, 3/10/08                                     79,500,000        78,692,413
--------------------------------------------------------------------------------
National
Australia Funding
(Delaware), Inc.,
4.75%, 1/15/08 1                                   30,000,000        29,944,583
--------------------------------------------------------------------------------
Nordea North
America, Inc.,
4.74%, 2/15/08                                    350,000,000       347,926,250
--------------------------------------------------------------------------------
Royal Bank of
Scotland plc,
5.23%, 7/21/08 2,3                                125,000,000       125,053,788
--------------------------------------------------------------------------------
Scotiabanc, Inc.,
4.55%, 4/3/08 1                                    39,000,000        38,541,588
--------------------------------------------------------------------------------
Societe Generale
North America, Inc.:
4.75%, 1/31/08                                     30,700,000        30,578,479
4.77%, 2/4/08                                     190,270,000       189,414,526
5.13%, 1/16/08                                    160,000,000       159,658,000
5.16%, 1/18/08                                     65,000,000        64,841,617
--------------------------------------------------------------------------------
Stadshypotek
Delaware, Inc.,
5.015%, 2/28/08 1                                 200,000,000       198,384,056
--------------------------------------------------------------------------------
Suntrust Bank,
5.309%, 4/2/08 3                                   38,430,000        38,440,355
--------------------------------------------------------------------------------
Swedbank
Mortgage AB:
4.82%, 2/11/08                                    200,000,000       198,902,111
4.95%, 1/24/08                                     16,000,000        15,949,400
5%, 2/22/08                                        90,000,000        89,350,000
5%, 2/25/08                                        50,000,000        49,618,056
5%, 3/14/08                                        60,000,000        59,391,667
5.15%, 1/16/08                                     11,000,000        10,976,396
--------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC,
5.32%, 3/13/08                                     15,020,000        14,860,187


                        8 | CENTENNIAL MONEY MARKET TRUST

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Wachovia Bank
NA, 4.848%,
6/27/08 3                                        $ 43,850,000   $    43,853,860
--------------------------------------------------------------------------------
Wells Fargo Bank
NA, 4.58%, 1/8/08                                  30,000,000        30,000,000
                                                                ----------------
Total Direct Bank
Obligations (Cost $3,955,706,615)                                 3,955,706,615

--------------------------------------------------------------------------------
SHORT-TERM NOTES--48.7%
--------------------------------------------------------------------------------
AIR FREIGHT & COURIERS--0.2%
United Parcel
Service, Inc., 4.27%,
1/16/08                                            35,000,000        34,937,729
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--24.4%
Amsterdam
Funding Corp.:
5.07%, 1/9/08 1                                    50,000,000        49,943,667
5.07%, 1/10/08 1                                   57,000,000        56,927,753
5.07%, 1/11/08 1                                   70,000,000        69,901,417
5.07%, 1/18/08 1                                   50,000,000        49,880,292
--------------------------------------------------------------------------------
Barton Capital Corp.:
4.90%, 1/7/08 1                                    50,000,000        49,959,167
4.91%, 1/23/08 1                                   40,000,000        39,879,978
4.91%, 1/25/08 1                                   50,000,000        49,836,333
5.65%, 1/11/08 1                                  100,000,000        99,862,917
6.10%, 1/28/08 1                                  214,900,000       214,026,275
--------------------------------------------------------------------------------
Chariot Funding LLC:
4.80%, 1/17/08 2                                   58,580,000        58,430,740
5.45%, 1/8/08 2                                    35,000,000        34,962,910
5.70%, 1/30/08 2                                   58,663,000        58,393,639
--------------------------------------------------------------------------------
Chesham Finance LLC:
5%, 1/2/08                                        127,500,000       127,481,938
6.15%, 1/28/08                                    125,000,000       124,423,438
6.25%, 1/30/08                                     50,000,000        49,748,264
6.25%, 1/31/08                                    110,000,000       109,427,083
--------------------------------------------------------------------------------
Fairway Finance Corp.:
5.55%, 1/22/08 1                                   50,000,000        49,838,125
5.65%, 3/5/08 1                                    32,000,000        31,678,578
6%, 1/24/08 1                                      64,000,000        63,754,667
--------------------------------------------------------------------------------
Falcon Asset Securitization Co. LLC:
5.40%, 2/21/08                                     70,000,000        69,464,500
5.45%, 1/18/08                                     45,614,000        45,496,607

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
FCAR Owner Trust I:
6%, 2/14/08                                      $ 24,512,000   $    24,332,245
6%, 2/28/08                                        70,000,000        69,323,333
6%, 3/5/08                                         42,600,000        42,145,600
--------------------------------------------------------------------------------
FCAR Owner Trust II:
4.83%, 1/22/08                                     47,800,000        47,665,324
5.05%, 1/24/08                                    115,000,000       114,628,965
5.65%, 3/5/08                                      76,000,000        75,236,622
6%, 2/27/08                                        54,000,000        53,487,000
--------------------------------------------------------------------------------
Gemini
Securitization Corp.:
4.95%, 1/24/08 1                                   23,500,000        23,424,931
5%, 1/25/08 1                                      80,000,000        79,733,333
5.08%, 1/17/08 1                                   22,661,000        22,609,837
5.10%, 2/13/08 1                                   50,000,000        49,695,417
5.13%, 3/20/08 1                                   50,000,000        49,437,125
5.20%, 3/19/08 1                                   57,000,000        56,357,800
5.30%, 2/21/08 1                                  133,900,000       132,894,634
5.50%, 3/5/08 1                                    25,700,000        25,448,711
--------------------------------------------------------------------------------
Gotham Funding
Corp.:
5.55%, 2/21/08 1                                  118,000,000       117,072,225
6%, 1/25/08 1                                       5,425,000         5,403,300
--------------------------------------------------------------------------------
GOVCO, Inc.:
4.83%, 1/22/08 1                                   50,000,000        49,859,125
4.97%, 3/13/08 1                                   38,000,000        37,622,280
5%, 3/17/08 1                                      90,000,000        89,050,000
5.15%, 2/11/08 1                                   87,000,000        86,489,721
5.15%, 2/14/08 1                                  100,000,000        99,370,556
5.45%, 2/27/08 1                                  100,000,000        99,137,083
--------------------------------------------------------------------------------
Kitty Hawk
Funding Corp.:
5.10%, 3/5/08 1                                     2,068,000         2,049,250
5.15%, 1/28/08 1                                   41,100,000        40,941,251
--------------------------------------------------------------------------------
Legacy Capital LLC:
5.15%, 1/29/08                                     84,184,000        83,846,796
5.15%, 2/6/08                                     100,000,000        99,485,000
5.80%, 1/30/08                                     81,229,000        80,892,012
6%, 3/3/08                                        143,000,000       141,522,333
--------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC:
5.05%, 1/24/08 1                                    7,500,000         7,475,802
5.15%, 2/6/08 1                                   150,000,000       149,227,500
5.17%, 1/18/08 1                                  166,000,000       165,594,729
5.85%, 3/14/08 1                                  100,000,000        98,813,750


                        9 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Unaudited  / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Mont Blanc Capital
Corp., 5.10%,
2/14/08 1                                        $ 40,000,000   $    39,750,667
--------------------------------------------------------------------------------
New Center
Asset Trust:
4.95%, 1/30/08                                     27,500,000        27,390,344
5%, 2/1/08                                         15,000,000        14,935,417
5.14%, 1/15/08                                    180,000,000       179,640,200
5.85%, 2/28/08                                     20,000,000        19,811,500
6.25%, 1/30/08                                     50,000,000        49,748,264
--------------------------------------------------------------------------------
Old Line
Funding Corp.:
5.30%, 1/15/08 1                                    1,671,000         1,667,556
5.30%, 1/18/08 1                                    3,000,000         2,992,492
5.30%, 2/19/08 1                                   24,554,000        24,376,870
5.40%, 1/29/08 1                                   60,039,000        59,786,836
5.45%, 2/27/08 1                                   25,776,000        25,553,575
5.45%, 3/6/08 1                                    24,904,000        24,658,938
5.90%, 1/16/08 1                                   50,905,000        50,780,924
5.90%, 1/17/08 1                                   60,000,000        59,842,667
6.10%, 1/11/08 1                                   23,149,000        23,109,775
--------------------------------------------------------------------------------
Park Avenue
Receivables Co. LLC:
5%, 3/11/08                                        41,000,000        40,601,389
5.40%, 1/11/08                                     25,000,000        24,962,500
--------------------------------------------------------------------------------
Ranger Funding Co.
LLC, 5.375%, 1/24/08                               45,420,000        45,264,026
--------------------------------------------------------------------------------
Thunder Bay
Funding LLC,
5.65%, 1/11/08 2                                   25,000,000        24,960,764
--------------------------------------------------------------------------------
Variable Funding
Capital Corp.,
5.20%, 2/26/08 1                                   14,000,000        13,886,756
--------------------------------------------------------------------------------
Victory Receivables Corp.:
5.66%, 1/30/08 1                                  114,000,000       113,484,283
6%, 1/17/08 1                                      72,791,000        72,596,891
6.35%, 1/2/08 1                                    58,685,000        58,674,649
--------------------------------------------------------------------------------
Windmill Funding Corp.:
5.20%, 1/3/08 1                                    79,000,000        78,977,178
5.30%, 2/7/08 1                                   150,000,000       149,182,917
5.65%, 2/1/08 1                                    36,000,000        35,824,850
5.75%, 1/18/08 1                                   50,000,000        49,864,236
5.80%, 1/16/08 1                                   36,345,000        36,257,166
--------------------------------------------------------------------------------
Yorktown Capital LLC:
5.40%, 1/16/08 1                                   35,000,000        34,921,250
6%, 1/4/08 1                                       81,000,000        80,959,500
                                                                ----------------
                                                                  5,288,056,258

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
AUTOMOBILES--0.2%
BMW US Capital
LLC, 4.48%, 1/7/08 1                             $ 35,000,000   $    34,973,867
--------------------------------------------------------------------------------
BEVERAGES--0.2%
Anheuser-Busch
Cos., Inc., 4.17%,
2/7/08 1                                           50,000,000        49,785,708
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.8%
Banc of America
Securities LLC,
4.07%, 1/2/08 3                                   180,000,000       180,000,000
--------------------------------------------------------------------------------
Citigroup Funding,
Inc., 4.879%,
8/13/08 3                                         175,000,000       175,000,000
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc.,
4.82%, 1/3/08                                      35,000,000        34,990,628
--------------------------------------------------------------------------------
Lehman Brothers,
Inc., 3.20%, 1/1/08 3                             213,000,000       213,000,000
                                                                ----------------
                                                                    602,990,628
--------------------------------------------------------------------------------
CHEMICALS--0.2%
BASF AG, 4.74%,
1/14/08 1                                          40,000,000        39,931,533
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.1%
Bank of America
Corp.:
4.95%, 1/15/08                                    150,000,000       149,710,083
5.21%, 3/14/08                                     53,000,000        52,440,070
--------------------------------------------------------------------------------
J.P. Morgan Chase
& Co.:
5.02%, 1/18/08                                    120,000,000       119,715,533
5.10%, 1/9/08                                     300,000,000       299,660,000
--------------------------------------------------------------------------------
State Street Corp.,
4.68%, 2/15/08                                     50,000,000        49,707,500
                                                                ----------------
                                                                    671,233,186
--------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.7%
Caterpillar Financial
Services Corp.,
Series F:
5.16%, 11/26/08 3                                  70,000,000        70,000,000
5.214%, 4/17/08 3                                  35,000,000        35,002,908
--------------------------------------------------------------------------------
Private Export
Funding Corp.,
4.51%, 1/28/08 1                                   15,000,000        14,949,263


                       10 | CENTENNIAL MONEY MARKET TRUST

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMERCIAL FINANCE Continued
SDB Capital LLC,
Series 2006A,
4.96%, 1/2/08 3                                  $ 31,215,000   $    31,215,000
                                                                ----------------
                                                                    151,167,171
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
American Express
Credit Corp., 4.62%,
2/14/08                                            35,000,000        34,802,367
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.7%
General Electric
Capital Corp.:
5.03%, 1/25/08                                    157,700,000       157,171,179
5.05%, 1/17/08                                    230,000,000       229,483,778
5.05%, 1/22/08                                    123,000,000       122,637,662
--------------------------------------------------------------------------------
General Electric
Capital Services:
4.31%, 3/31/08                                     10,000,000         9,892,250
5.03%, 1/25/08                                    200,000,000       199,329,333
--------------------------------------------------------------------------------
Prudential Funding
LLC, 4.70%, 1/28/08                                89,000,000        88,686,275
                                                                ----------------
                                                                    807,200,477
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.2%
AT&T, Inc., 4.50%,
1/28/08                                            37,000,000        36,875,125
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business
Finance Corp.
Revenue Bonds,
Signal International
LLC Project, Series
2004A, 4.86%, 1/2/08 3                             12,800,000        12,800,000
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Nestle Capital
Corp., 5.22%,
3/7/08 1                                          133,000,000       131,727,190
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Heart Property LLC,
Heart Property LLC
Project, Series 2001,
5.06%, 1/2/08 3                                     6,355,000         6,355,000
--------------------------------------------------------------------------------
INSURANCE--2.2%
ING America
Insurance Holdings, Inc.:
4.82%, 1/22/08                                      5,000,000         4,985,942
4.94%, 1/18/08                                     50,000,000        49,883,361

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
INSURANCE Continued
ING America
Insurance Holdings, Inc.: Continued
4.95%, 3/27/08                                   $ 50,000,000   $    49,408,750
5%, 3/13/08                                        70,500,000        69,795,000
5%, 3/17/08                                        40,000,000        39,577,778
5%, 3/19/08                                        91,600,000        90,607,667
5.10%, 1/14/08                                     49,000,000        48,909,758
--------------------------------------------------------------------------------
Jackson National
Life Global
Funding, Series
2004-6, 5.118%,
1/15/08 3,4                                        50,000,000        50,000,000
--------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5,
5.128%, 9/12/08 3,4                                69,400,000        69,400,000
                                                                ----------------
                                                                    472,568,256
--------------------------------------------------------------------------------
IT SERVICES--0.1%
IBM Corp., 4.21%,
1/28/08 1                                          16,400,000        16,348,217
--------------------------------------------------------------------------------
LEASING & FACTORING--3.7%
American Honda
Finance Corp.:
4.865%, 8/6/08 2,3                                 52,500,000        52,500,000
4.879%, 2/13/08 2,3                                25,000,000        25,000,863
5.049%, 11/20/08 2,3                              162,000,000       162,000,000
5.171%, 1/23/08 2,3                                20,000,000        20,000,565
5.246%, 12/10/08 2,3                              143,500,000       143,500,000
--------------------------------------------------------------------------------
Toyota Motor
Credit Corp.:
4.961%, 9/15/08 3                                 125,000,000       125,000,000
5.25%, 1/11/08                                     84,000,000        83,877,500
5.25%, 1/14/08                                    204,000,000       203,613,250
                                                                ----------------
                                                                    815,492,178
--------------------------------------------------------------------------------
LEISURE EQUIPMENT
& PRODUCTS--0.1%
Bass Pro Rossford
Development Co.
LLC, Series 2007,
4.91%, 1/2/08 3                                    30,525,000        30,525,000


                       11 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Unaudited  / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MUNICIPAL--0.1%
Chicago, IL Tax
Increment
Allocation Bonds,
Near North
Redevelopment
Project, Sr. Lien,
Series 1999B, 4.95%,
1/2/08 3                                         $  6,700,000   $     6,700,000
--------------------------------------------------------------------------------
Intrepid Museum
Foundation Revenue
Bonds, Series 2006,
4.875%, 1/2/08 3                                    7,080,000         7,080,000
--------------------------------------------------------------------------------
Okolona Christian
Church, Series 2002,
5.06%, 1/2/08 3                                     6,660,000         6,660,000
                                                                ----------------
                                                                     20,440,000
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--0.4%
BP Capital Markets
plc, 4.45%, 2/4/08                                 27,000,000        26,886,525
--------------------------------------------------------------------------------
Chevron Funding
Corp., 4.28%, 1/2/08                               25,000,000        24,997,028
--------------------------------------------------------------------------------
Shell International
Finance BV, 4.20%,
1/16/08                                            35,000,000        34,938,750
                                                                ----------------
                                                                     86,822,303
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Procter & Gamble
International
Funding SCA,
4.65%, 1/31/08 1                                   28,000,000        27,891,500
--------------------------------------------------------------------------------
Reckitt Benckiser
Treasury Services plc:
4.50%, 2/12/08 1                                   29,900,000        29,743,025
4.75%, 2/19/08 1                                   36,000,000        35,767,250
4.80%, 1/10/08 1                                   50,000,000        49,940,000
5.11%, 1/14/08 1                                   37,500,000        37,430,802
5.11%, 1/15/08 1                                    1,500,000         1,497,019
5.13%, 1/9/08 1                                    50,000,000        49,943,000
                                                                ----------------
                                                                    232,212,596
--------------------------------------------------------------------------------
PHARMACEUTICALS--0.4%
GlaxoSmithKline
Finance plc, 4.55%,
1/22/08 1                                          26,500,000        26,429,665

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Johnson & Johnson,
4.20%, 1/3/08                                    $ 35,000,000   $    34,991,833
--------------------------------------------------------------------------------
Novartis Finance
Corp., 4.48%,
1/7/08 1                                           35,000,000        34,973,867
                                                                ----------------
                                                                     96,395,365
--------------------------------------------------------------------------------
REAL ESTATE--0.0%
D&H Enterprises of
Ohio LLC, Series
2005, 5.06%, 1/2/08 3                               6,625,000         6,625,000
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--4.1%
K2 (USA) LLC:
4.91%, 3/25/08 4                                   50,000,000        49,427,167
4.97%, 2/25/08 4                                  200,000,000       198,481,389
--------------------------------------------------------------------------------
LINKS Finance LLC:
4.845%, 8/6/08 3,4                                175,000,000       174,979,192
4.849%,                                            70,000,000        69,986,997
8/15/08 3,4
--------------------------------------------------------------------------------
Parkland (USA) LLC:
5.16%, 7/21/08 3,4                                 50,000,000        49,997,254
5.204%, 7/16/08 3,4                                20,000,000        19,998,926
--------------------------------------------------------------------------------
RACERS Trust,
Series 2004-6-MM,
4.946%, 1/22/08 2,3                               156,500,000       156,500,000
--------------------------------------------------------------------------------
Ticonderoga
Funding LLC:
5.25%, 2/19/08                                     51,997,000        51,625,438
5.70%, 2/27/08                                    100,000,000        99,097,500
--------------------------------------------------------------------------------
Wachovia Asset
Securitization
Issuance, Series
2004-HEMM1, Cl. A,
4.939%, 1/25/08 3                                  17,554,436        17,554,307
                                                                ----------------
                                                                    887,648,170
                                                                ----------------
Total
Short-Term Notes
(Cost $10,567,913,324)                                           10,567,913,324

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--0.5%
--------------------------------------------------------------------------------
Federal Farm Credit
Bank, 4.20%, 1/2/08                                31,310,000        31,306,347


                       12 | CENTENNIAL MONEY MARKET TRUST

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES Continued
--------------------------------------------------------------------------------
Federal Home Loan
Bank, 4.625%,
12/4/08                                          $ 35,000,000   $    35,000,000
--------------------------------------------------------------------------------
Federal Home Loan
Mortgage Corp.,
4.27%, 1/29/08                                     35,000,000        34,883,761
--------------------------------------------------------------------------------
Federal National
Mortgage Assn.,
4.875%, 1/11/08                                     5,000,000         5,000,359
                                                                ----------------
Total U.S.
Government
Agencies
(Cost $106,190,467)                                                 106,190,467
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $21,621,265,124)                                   99.7%   21,621,265,124
--------------------------------------------------------------------------------
OTHER ASSETS NET
OF LIABILITIES                                            0.3        67,874,758
                                                 -------------------------------
NET ASSETS                                              100.0%  $21,689,139,882
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE TRUST AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $4,941,610,873, or 22.78% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $861,303,271 or 3.97% of the Trust's net assets as of December 31, 2007.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of December 31, 2007 was $682,270,925, which represents 3.15% of the Trust's net assets. See
Note 4 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       13 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2007
----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value (cost $21,621,265,124)--see accompanying statement of investments  $ 21,621,265,124
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                       77,457,497
Shares of beneficial interest sold                                                             19,777,430
Other                                                                                             842,154
                                                                                         -----------------
Total assets                                                                               21,719,342,205
----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                  6,830,728
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                                      16,941,243
Transfer and shareholder servicing agent fees                                                   2,507,166
Shares of beneficial interest redeemed                                                          2,453,874
Service plan fees                                                                               1,115,978
Shareholder communications                                                                        160,181
Trustees' compensation                                                                             60,237
Other                                                                                             132,916
                                                                                         -----------------
Total liabilities                                                                              30,202,323

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 21,689,139,882
                                                                                         =================

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $ 21,689,138,292
----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                        1,590
                                                                                         -----------------
NET ASSETS--applicable to 21,689,598,263 shares of beneficial interest outstanding       $ 21,689,139,882
                                                                                         =================

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                 $           1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       14 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2007
-------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                     $     573,702,058

-------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------
Management fees                                                     35,689,641
-------------------------------------------------------------------------------
Service plan fees                                                   21,391,249
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                       14,422,209
-------------------------------------------------------------------------------
Custodian fees and expenses                                             65,049
-------------------------------------------------------------------------------
Trustees' compensation                                                  50,955
-------------------------------------------------------------------------------
Administration service fees                                                750
-------------------------------------------------------------------------------
Other                                                                  881,328
                                                             ------------------
Total expenses                                                      72,501,181
Less reduction to custodian expenses                                    (3,097)
                                                             ------------------
Net expenses                                                        72,498,084

-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                              501,203,974

-------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                        18,285

-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $     501,222,259
                                                             ==================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       15 | CENTENNIAL MONEY MARKET TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS               YEAR
                                                                                            ENDED              ENDED
                                                                                DECEMBER 31, 2007           JUNE 30,
                                                                                      (UNAUDITED)               2007
---------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                           $     501,203,974   $  1,131,126,624
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                   18,285             (2,115)
                                                                                -------------------------------------
Net increase in net assets resulting from operations                                  501,222,259      1,131,124,509

---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                 (501,203,974)    (1,131,126,624)
---------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                      (14,582)           (75,891)

---------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions                                                        3,922,799       (738,730,924)

---------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                               3,926,502       (738,808,930)
---------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                21,685,213,380     22,424,022,310
                                                                                -------------------------------------
End of period                                                                   $  21,689,139,882   $ 21,685,213,380
                                                                                =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       16 | CENTENNIAL MONEY MARKET TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     SIX MONTHS
                                                          ENDED
                                              DECEMBER 31, 2007                                               YEAR ENDED JUNE 30,
                                                    (UNAUDITED)         2007         2006          2005         2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $    1.00    $    1.00    $    1.00     $    1.00    $    1.00    $    1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--
net investment income and net realized gain                 .03 1        .05 1        .04 1         .02 1        .01          .01
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                       (.03)        (.05)        (.04)         (.02)        (.01)        (.01)
Distributions from net realized gain                         -- 2         -- 2         --            --           --           -- 2
                                                      -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            (.03)        (.05)        (.04)         (.02)        (.01)        (.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $    1.00    $    1.00    $    1.00     $    1.00    $    1.00    $    1.00
                                                      =============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                             2.39%        4.80%        3.70%         1.59%        0.61%        1.20%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)               $  21,689    $  21,685    $  22,424     $  20,307    $  21,191    $  23,019
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                      $  21,226    $  24,003    $  21,527     $  20,966    $  22,509    $  22,783
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                      4.68%        4.71%        3.62%         1.57%        0.61%        1.19%
Total expenses                                             0.68%        0.66%        0.67%         0.68%        0.67%        0.66%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                      0.68%        0.66%        0.67%         0.68%        0.51%        0.40%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       17 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Money Market Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment adviser is Centennial Asset Management Corporation (the "Manager"), a subsidiary of OppenheimerFunds, Inc. ("OFI").

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Trust files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Trust's tax return filings remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

      As of December 31, 2007, the Trust had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended December 31, 2007, it is estimated that the Trust will utilize $2,115 of capital loss carryforward to offset realized capital gains. During the fiscal year ended June 30, 2007, the Trust did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.


                       18 | CENTENNIAL MONEY MARKET TRUST

As of June 30, 2007, the Trust had available for federal income tax purposes an unused capital loss carryforward as follows:

                         EXPIRING
                         ----------------------------
                         2015               $   2,115

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's


                       19 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED DECEMBER 31, 2007              YEAR ENDED JUNE 30, 2007
                                    SHARES             AMOUNT            SHARES              AMOUNT
----------------------------------------------------------------------------------------------------
Sold                        29,308,393,374   $ 29,308,393,374    68,755,016,472   $  68,755,016,472
Dividends and/or
distributions reinvested        94,118,545         94,118,545       303,071,432         303,071,432
Redeemed                   (29,398,589,120)   (29,398,589,120)  (69,796,818,828)    (69,796,818,828)
                           -------------------------------------------------------------------------
Net increase (decrease)          3,922,799   $      3,922,799      (738,730,924)  $    (738,730,924)
                           =========================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Trust pays the Manager a management fee based on the daily net assets of the Trust at an annual rate as shown in the following table:

                       FEE SCHEDULE
                       ---------------------------------
                       Up to $250 million         0.500%
                       Next $250 million          0.475
                       Next $250 million          0.450
                       Next $250 million          0.425
                       Next $250 million          0.400
                       Next $250 million          0.375
                       Next $500 million          0.350
                       Over $2 billion            0.325

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. ("SSI") acts as the transfer and shareholder servicing agent for the Trust. The Trust pays SSI a per account fee. For the six months ended December 31, 2007, the Trust paid $14,314,891 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a portion of its costs


                       20 | CENTENNIAL MONEY MARKET TRUST
incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                       21 | CENTENNIAL MONEY MARKET TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

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The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                       22 | CENTENNIAL MONEY MARKET TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Trust's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Trust services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Trust and the Manager, (iii) the fees and expenses of the Trust, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Trust grows and whether fee levels reflect these economies of scale for Trust investors and (vi) other benefits to the Manager from its relationship with the Trust. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Trust and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Trust with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Trust's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Trust policies and procedures and adherence to the Trust's investment restrictions. The Manager is responsible for providing certain administrative services to the Trust as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Trust; compiling and maintaining records with respect to the Trust's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Trust for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Trust's shares. The Manager also provides the Trust with office space, facilities and equipment.


                       23 | CENTENNIAL MONEY MARKET TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Trust. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Trust. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Carol E. Wolf and Barry D. Weiss and the Manager's Money Market investment team and analysts. Ms. Wolf has been the portfolio manager of the Trust since October 1990 and Mr. Weiss has been the portfolio manager of the Trust since August 2001. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Trust and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Trust benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE TRUST. During the year, the Manager provided information on the investment performance of the Trust and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Trust's historical performance to relevant market indices and to the performance of other retail front-end load and no-load money market funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Trust's five-year and ten-year performance were better than its peer group median and its one-year and three-year performance were equal to its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Trust's investment adviser, including the costs associated with the personnel and systems necessary to manage the Trust, and information regarding the Manager's profitability from its relationship with the Trust. The Board reviewed the fees paid to the Manager and the other expenses borne by the Trust. The Board also considered the comparability of the fees charged and the services provided to the Trust to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Trust, and other money market funds with comparable asset


                       24 | CENTENNIAL MONEY MARKET TRUST
levels and distribution features. The Board noted that the Trust's contractual and actual management fees are higher than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Trust. The Board noted that the Trust currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund's assets grow.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Trust, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Trust and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Trust and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Trust and to the independent Trustees. Trust counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                       25 | CENTENNIAL MONEY MARKET TRUST



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Money Market Trust

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008